Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 25,621	$ 3,502
Deposit		4,669
Trade accounts receivable	456	94
Inventory	1,955	1,064
Prepaid expenses and other receivables	2,290	260
Total current assets	30,322	9,589
NON-CURRENT ASSETS
Right of use assets	913	306
Property and equipment, net	713	307
Prepaid expenses and other long-term assets	333	37
Total non-current assets	1,959	650
TOTAL ASSETS	32,281	10,239
CURRENT LIABILITIES
Trade accounts payable	881	645
Lease liabilities	224	214
Other current liabilities	2,915	2,855
Total current liabilities	4,020	3,714
NON-CURRENT LIABILITIES
Long term lease liabilities	685	118
Other long-term liabilities	618	759
Total non-current liabilities	1,303	877
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares, No par value; Authorized 2,500,000,000 shares; Issued and outstanding: 35,780,335 shares and 20,218,220 shares as of December 31, 2021 and December 31, 2020, respectively
Treasury shares		(41)
Pre-funded warrants to ordinary shares, Issued and outstanding: 1,034,000 Pre-funded warrants and zero Pre-funded warrants as of December 31, 2021 and December 31, 2020, respectively
Additional paid-in capital	85,389	54,225
Accumulated deficit	(58,431)	(48,536)
Total shareholders’ equity	26,958	5,648
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 32,281	$ 10,239